NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Results of Operations for Oil and Gas Producing Activities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenue	$ 2,473,808	$ 876,720
Production expenses	1,834,605	467,323
Depletion, depreciation and amortization	1,045,542	493,593
Accretion	58,712	15,212
Impairment of oil and gas properties	1,069,948	1,558,036
Income tax expense (benefit)	0	0
Results of activities	(1,534,999)	(1,657,444)
Cananda [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenue	2,026,399	620,589
Production expenses	1,643,648	271,507
Depletion, depreciation and amortization	971,578	401,522
Accretion	57,012	11,911
Impairment of oil and gas properties	1,069,948	1,558,036
Income tax expense (benefit)	0	0
Results of activities	(1,715,787)	(1,622,387)
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenue	447,409	256,131
Production expenses	190,957	195,816
Depletion, depreciation and amortization	73,964	92,071
Accretion	1,700	3,301
Impairment of oil and gas properties	0	0
Income tax expense (benefit)	0	0
Results of activities	$ 180,788	$ (35,057)